Employee Future Benefits (Details Narrative) - Pension Benefit Plans [Member]	Jun. 30, 2019	Mar. 31, 2019
-30% Bottom of range [Member]
Disclosure of defined benefit plans [line items]
Discount rate	1.40%	1.90%
+30% Top of range [member]
Disclosure of defined benefit plans [line items]
Discount rate	1.10%	1.40%